Derivative and Hedging Instruments - Summary of Fair Value and Fair Value Hierarchy of Derivative Instruments (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	$ 8,588	$ 17,503
Total derivative liabilities	14,289	10,038
Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	5,919	14,971
Total derivative liabilities	12,025	7,829
Foreign Exchange Contract [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	2,299	854
Total derivative liabilities	2,039	2,182
Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	366	1,677
Total derivative liabilities	225	27
Credit default swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	4	1
Level 2 [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	8,429	14,981
Total derivative liabilities	10,942	9,617
Level 2 [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	5,766	12,510
Total derivative liabilities	8,689	7,419
Level 2 [Member] | Foreign Exchange Contract [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	2,298	854
Total derivative liabilities	2,037	2,181
Level 2 [Member] | Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	361	1,616
Total derivative liabilities	216	17
Level 2 [Member] | Credit default swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	4	1
Level 3 [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	159	2,522
Total derivative liabilities	3,347	421
Level 3 [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	153	2,461
Total derivative liabilities	3,336	410
Level 3 [Member] | Foreign Exchange Contract [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	1
Total derivative liabilities	2	1
Level 3 [Member] | Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	5	61
Total derivative liabilities	$ 9	$ 10